Supplement to the
Fidelity® Advisor Equity Income Fund
Class A, Class T, Class B, and Class C
January 29, 2008
Prospectus

The following information replaces similar information found in the "Fund Management" section on page 29.

Stephen Petersen is manager of Fidelity Advisor Equity Income Fund, which he has managed since January 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 1980, Mr. Petersen has worked as a research analyst and portfolio manager.

Effective after the close of business on December 19, 2008, the following information replaces similar sales charge waiver information for Class A and Class T found in the "Fund Distribution" section beginning on page 35.

A front-end sales charge will not apply to the following Class A or Class T shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; or health savings accounts;

2. Purchased for an insurance company separate account;

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department;

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares;

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA.

6. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

7. Purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR LLC or FIL Limited or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

EPI-09-01 February 2, 2009
1.756211.119

8. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more, or, a charitable remainder trust or life income pool established for the benefit of a charitable organization;

9. Purchased by the Fidelity Investments Charitable Gift Fund;

10. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

11. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts;

12. Purchased to repay a loan against Class A, Class T or Class B shares held in the investor's Fidelity Advisor 403(b) program; or

13. Purchased for health savings account programs by a broker-dealer, registered investment adviser, insurance company, trust institution, or bank trust department.

Supplement to the
Fidelity® Advisor
Equity Income Fund
Institutional Class
January 29, 2008
Prospectus

The following information replaces similar information found in the "Fund Management" section on page 26.

Stephen Petersen is manager of Fidelity Advisor Equity Income Fund, which he has managed since January 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 1980, Mr. Petersen has worked as a research analyst and portfolio manager.

EPII-09-01 February 2, 2009
1.756210.114

Supplement to the
Fidelity® Advisor Growth Opportunities Fund
Class A, Class T, Class B, and Class C
January 29, 2008
Prospectus

The following information replaces biographical information for John Porter found in the "Fund Management" section beginning on page 27. All references to Mr. Porter are no longer applicable.

Steve Wymer is manager of Advisor Growth Opportunities Fund, which he has managed since January 2009. Since joining Fidelity Investments in 1989, Mr. Wymer has worked as a research analyst and portfolio manager.

Effective after the close of business on December 19, 2008, the following information replaces similar sales charge waiver information for Class A and Class T found in the "Fund Distribution" section beginning on page 34.

A front-end sales charge will not apply to the following Class A or Class T shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; or health savings accounts;

2. Purchased for an insurance company separate account;

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department;

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares;

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA.

6. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

GO-09-01 February 2, 2009
1.756209.121

7. Purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR LLC or FIL Limited or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

8. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more, or, a charitable remainder trust or life income pool established for the benefit of a charitable organization;

9. Purchased by the Fidelity Investments Charitable Gift Fund;

10. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

11. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts;

12. Purchased to repay a loan against Class A, Class T or Class B shares held in the investor's Fidelity Advisor 403(b) program; or

13. Purchased for health savings account programs by a broker-dealer, registered investment adviser, insurance company, trust institution, or bank trust department.

Supplement to the
Fidelity® Advisor Growth Opportunities Fund
Institutional Class
January 29, 2008
Prospectus

The following information replaces biographical information for John Porter found in the "Fund Management" section on page 25. All references to Mr. Porter are no longer applicable.

Steve Wymer is manager of Advisor Growth Opportunities Fund, which he has managed since January 2009. Since joining Fidelity Investments in 1989, Mr. Wymer has worked as a research analyst and portfolio manager.

GOI-09-01 February 2, 2009
1.756208.116

Supplement to the

Fidelity® Advisor Leveraged Company Stock Fund

A Fund of Fidelity Advisor Series I

Class A, Class T, Class B, Class C, and Institutional Class

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2008

The following information supplements similar information found in the "Management Contract" section on page 28.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of the fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR, and not the fund, pays the sub-advisers.

The following information replaces similar information found in the "Management Contract" section on page 29.

The following table provides information relating to other accounts managed by Mr. Soviero as of July 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	1	3
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 20,410	$ 175	$ 1,212
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 3,272	none	none

* Includes Advisor Leveraged Company Stock ($5,487 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of July 31, 2008, the dollar range of shares of Advisor Leveraged Company Stock beneficially owned by Mr. Soviero was none.

ALSF/ALSFIB-09-01 February 2, 2009
1.881210.101